Note 6 - Share-based Payments (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Three-months ended September 30,				Nine-months ended September 30,
		2018		2017		2018		2017
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of period	4,333,952	$6.38	2,997,836	$2.48	3,025,826	$2.61	2,453,586	$0.44
Issued during the period	283,980	$11.51	11,990	$16.26	1,690,460	$14.22	655,253	$10.06
Exercised during the period	-	-	-	-	-	-	(99,013)	$0.32
Forfeited during the period	(110,000)	$14.19	-	-	(208,354)	$12.41	-	-
Balance at end of period	4,507,932	$6.51	3,009,826	$2.53	4,507,932	$6.51	3,009,826	$2.53

Disclosure of range of exercise prices of outstanding share options [text block]
	Outstanding stock options			Exercisable stock options
Range of exercise prices	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29 - $0.69	2,300,594	5.6	$0.34	1,940,774	$0.34
$4.81	53,979	7.2	$4.81	40,023	$4.81
$8.61 - $9.58	35,000	6.9	$8.75	-	-
$9.70 - $10.04	559,009	8.5	$9.97	241,862	$9.96
$11.86 - $13.80	1,009,360	6.5	$13.31	5,995	$13.46
$15.95 - $16.50	442,990	6.5	$15.99	3,497	$16.26
$17.00 - $18.98	107,000	6.6	$17.77	-	-
	4,507,932	6.3	$6.51	2,232,151	$1.52

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Nine-month periods ended September 30,
	2018	2017
Grant (number of stock options)	1,690,460	655,253
Weighted average fair value of stock options	$8.40	$6.73
Weighted average exercise price	$14.22	$10.06
Weighted average assumptions:
Share price	$14.22	$10.06
Risk-free interest rate	2.64%	1.96%
Expected dividend yield	Nil	Nil
Volatility factor	74.52%	77.14%
Expected life (in years)	4.4	5.9